PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.3%
Municipal Bonds
Alabama 2.8%
Alabama Public School and College Authority, Revenue, Social Bonds, Series A, Rfdg	5.000%	11/01/27	1,300	$1,611,646
Black Belt Energy Gas District,
Gas Project Revenue Bonds Project No.7, Series C-1, (Mandatory Put Date 12/01/26)	4.000	10/01/52	2,250	2,546,025
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000	12/01/49	2,075	2,304,320
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	1,285	1,452,582
Revenue, Project No. 6, Series B, (Mandatory Put Date 12/01/26)	4.000	10/01/52	1,000	1,131,972

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	406,913
Southeast Energy Authority, A Cooperative District, Revenue, Project No. 1, Series A, (Mandatory Put Date 10/01/28)	4.000	11/01/51	1,000	1,159,098
				10,612,556
Alaska 0.8%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,280,043
Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	1,350	1,678,164
				2,958,207
Arizona 3.4%
Arizona Health Facilities Authority,
Revenue, Banner Health, Series B, (Mandatory Put Date 11/04/26)	0.350	01/01/46	2,000	1,992,427
Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	0.898(c)	01/01/37	2,500	2,537,921
Arizona Industrial Development Authority,
Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	392,697
Revenue, Phoenix Children’s Hospital Project, Series A, Rfdg	5.000	02/01/27	1,200	1,449,958

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400%	12/01/35	1,340	$1,380,049
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,190	1,313,679

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	531,887
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	300	312,281
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	539,073
Maricopa County Special Health Care District, Series D, GO	5.000	07/01/28	350	438,955
Salt River Project Agricultural Improvement & Power District, Revenue, Forward Delivery Project, Series A, Rfdg	5.000	01/01/28	375	467,646
Salt Verde Finance Corp., Revenue, National Gas Utility	5.250	12/01/26	1,275	1,525,429
				12,882,002
California 5.6%
Bay Area Toll Authority, Revenue, San Francisco Bay Area, Series C, Rfdg, (Mandatory Put Date 04/01/26)	0.550	04/01/56	650	657,542
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	0.550	02/01/52	1,000	997,000
California Health Facilities Financing Authority,
Revenue, Providence St. Joseph Health Project, Series C, Rfdg, (Mandatory Put Date 10/01/25)	5.000	10/01/39	1,235	1,437,583
Revenue, Stanford Health Care, Series A, Rfdg, (Mandatory Put Date 08/15/25)	3.000	08/15/54	1,000	1,087,818
California Infrastructure & Economic Development Bank,
Revenue, Brightline West Passenger Rail Project, Series A, (Mandatory Put Date 02/01/22), 144A	0.200	01/01/50	1,050	1,049,832
Revenue, J.Paul Getty Trust, Series B-1, Rfdg, (Mandatory Put Date 01/01/24)	0.390	10/01/47	1,000	1,001,828
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg, (Mandatory Put Date 08/01/24)	0.450	08/01/47	2,500	2,524,354

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000%	06/01/26	320	$338,005
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22(d)	250	150,000
Revenue, Waste Management Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	1,041,095
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	290,780
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	356,698
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	325	343,217
California State Public Works Board,
Revenue, Forward Delivery, Series A, Rfdg	5.000	02/01/28	1,175	1,458,523
Revenue, Series C, Rfdg(hh)	5.000	08/01/27	1,000	1,173,822
Revenue, Various Purpose, Series A, Rfdg(hh)	5.000	08/01/27	1,000	1,208,503

City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	230,588
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	440	507,049
Revenue, Series A-1, Rfdg (Escrowed to Maturity Date 06/01/27)(ee)	5.000	06/01/27	1,100	1,350,797

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.555(c)	11/15/27	700	712,192
San Diego County Water Authority, Revenue, Green Bond Project, Series A, Rfdg	5.000	05/01/28	500	632,086
State of California,
GO, Rfdg	5.000	11/01/28	1,500	1,909,338
GO, Rfdg	5.000	12/01/28	400	510,160
				20,968,810
Colorado 2.6%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	250	263,928
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	300,000

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Health Facilities Authority, (cont’d.)
Revenue, Commonspirit Health, Series A, Rfdg	5.000%	08/01/27	1,000	$1,227,113
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	251,459
Revenue, Commonspirit Health, Series A-1, Rfdg	5.000	08/01/25	1,120	1,289,967
Revenue, Commonspirit Health, Series A-2, Rfdg	5.000	08/01/26	390	464,527
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49	1,330	1,556,798
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	125,000
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	315,845
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	925	942,871

Park Creek Metropolitan District, Revenue, Senior Ltd. Property Tax, Series A, Rfdg	5.000	12/01/23	1,100	1,190,932
Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000	07/15/27	500	599,937
Regional Transportation District Sales Tax, Revenue, Green Bond Fastracks Project, Series B, Rfdg	5.000	11/01/28	575	726,674
University of Colorado, University Enterprise Revenue, Series C-3B, Green Bond Project, Rfdg, (Mandatory Put Date 10/15/26)	2.000	06/01/51	625	663,751
				9,918,802
Connecticut 3.2%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg, (Mandatory Put Date 07/12/24)	0.375	07/01/35	1,000	997,615
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	400	403,762
State of Connecticut,
Revenue, Special Tax Obligation, Series A	5.000	05/01/22	250	253,838
Revenue, Special Tax Obligation, Series A	5.000	05/01/27	750	915,782
Revenue, Special Tax Obligation, Series A	5.000	05/01/29	1,000	1,281,824
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	287,926
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	900	1,009,303
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	1,115	1,291,982
Series 2021-A, GO	4.000	01/15/28	1,675	1,976,857

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
State of Connecticut, (cont’d.)
Series C, GO	5.000%	06/15/26	1,055	$1,254,388
Series C, GO, Rfdg	5.000	07/15/24	2,000	2,230,522
				11,903,799
Delaware 0.4%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	285	298,890
Delaware Transportation Authority, Revenue, Rfdg	5.000	07/01/28	850	1,074,659
				1,373,549
District of Columbia 2.9%
District of Columbia,
Revenue, Series C, Rfdg	5.000	10/01/27	1,795	2,223,469
Revenue, Series C, Rfdg	5.000	10/01/28	770	977,665

District of Columbia Friendship Public Charter School, Revenue (Escrowed to Maturity Date 06/01/22)(ee)	3.550	06/01/22	170	172,296
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	145	171,826
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	145	151,847
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,383,072
Revenue, Series A, AMT, Rfdg	5.000	10/01/26	1,350	1,609,703
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	1,931,625

Washington Metropolitan Area Transit Authority, Revenue, Green Bond Project, Series A	5.000	07/15/25	1,000	1,158,386
				10,779,889
Florida 6.8%
Central Florida Expressway Authority, Revenue, Senior Lien, AGM, Rfdg	5.000	07/01/28	2,000	2,512,949
City of Tallahassee,
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/23	255	275,883
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/25	550	637,287
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	577,681
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,216,695
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,242,389

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

County of Lee Airport, Revenue, Series A, AMT, Rfdg	5.000%	10/01/28	1,000	$1,238,187
County of Miami-Dade Water & Sewer System, Revenue, Sub-Series	5.000	10/01/27	1,415	1,747,419
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/24	1,000	1,121,255
Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000	10/01/25	1,600	1,724,997
JEA Electric System, Revenue, Sub-Series A, Rfdg	5.000	10/01/28	1,000	1,246,638
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	300	311,277
Special Assessment	4.250	05/01/26	250	261,633
Special Assessment	4.625	05/01/27	500	537,081

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,050	1,147,063
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/25	1,940	2,253,119
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/26	1,000	1,196,114
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	161,955

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	2,400	2,451,734
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	290	301,702
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg	4.000	05/01/26	225	252,803
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,430	1,524,820
Special Assessment, Revenue, Rfdg	4.000	05/01/25	880	959,836
Special Assessment, Revenue, Rfdg	4.000	05/01/26	270	294,248

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	211,425
Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	150	151,768
				25,557,958

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 5.8%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250%	10/01/32	250	$256,015
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,027,732
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	538,867
City of Atlanta Department of Aviation,
Revenue, Series B, AMT	5.000	07/01/24	250	278,004
Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	622,025
Georgia Ports Authority,
Revenue	5.000	07/01/27	1,000	1,227,129
Revenue	5.000	07/01/28	535	673,386

Georgia State Road & Tollway Authority, Grant Anticipation Revenue Vehicle	5.000	06/01/27	1,155	1,410,043
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.816(c)	04/01/48	1,300	1,307,340
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	3,980	4,343,324
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,890	2,139,732
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000	05/01/52	1,050	1,233,961
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	2,080	2,205,850
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,200	1,482,089
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	700	768,722
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	585	680,222
Private Colleges & Universities Authority,
Revenue, Savannah College of Art & Design Projects	5.000	04/01/27	800	966,484
Revenue, Savannah College of Art & Design Projects (Escrowed to Maturity Date 04/01/22)(ee)	5.000	04/01/22	715	723,100
				21,884,025
Hawaii 0.3%
City & County of Honolulu, Series A, GO, Rfdg(hh)	5.000	11/01/26	1,000	1,158,707

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Idaho 0.8%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg	2.750%	10/01/24	1,000	$1,050,254
Idaho Housing & Finance Association, Grant Anticipation Revenue Vehicle, Series A, Rfdg	5.000	07/15/29	1,500	1,916,652
				2,966,906
Illinois 12.0%
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	985	1,111,687
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	209,033

Chicago Transit Authority Capital Grant Receipts, Revenue, Section 5307, Rfdg	5.000	06/01/28	1,000	1,243,540
City of Chicago,
Series 2003-B, GO, Rfdg (Escrowed to Maturity Date 01/01/23)(ee)	5.000	01/01/23	370	387,335
Series A, GO, Rfdg	5.000	01/01/28	1,000	1,200,956
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	675,000
Series C, GO, Unrefunded, Rfdg	5.000	01/01/22	345	345,000
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	616,786
Revenue, Second Lien, Series B, Rfdg	5.000	01/01/23	545	568,939
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	990,000
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	594,837
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	288,152
Revenue, Second Lien, Rfdg	5.000	11/01/22	915	949,259
Revenue, Second Lien, Rfdg	5.000	11/01/27	135	140,011

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	302,112
County of Cook,
Series A, GO, Rfdg	5.000	11/15/23	1,000	1,086,369
Series A, GO, Rfdg	5.000	11/15/28	450	563,057
Series B, GO, Rfdg	4.000	11/15/27	1,250	1,461,573
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,149,371
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	602,021
Revenue, Northshore University Health System, Series A, Rfdg	5.000	08/15/24	1,000	1,120,945

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Finance Authority, (cont’d.)
Revenue, OSF Healthcare System, Series B-2, Rfdg, (Mandatory Put Date 11/15/26)	5.000%	05/15/50	1,000	$1,172,815
Revenue, University of Chicago, Series A, Rfdg	5.000	10/01/25	2,000	2,323,212
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,565	1,936,074
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,270	2,808,235

Metropolitan Water Reclamation District of Greater Chicago, Green Bond Project, Series A, GO	5.000	12/01/29	1,000	1,289,515
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	950	967,921
Revenue	5.000	06/01/24	2,150	2,376,366
Revenue	5.000	06/01/25	1,045	1,195,323
Revenue	5.000	06/01/28	55	64,769

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	960	1,124,885
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,201,750
State of Illinois,
GO	5.000	02/01/22	200	200,714
GO	5.000	05/01/23	110	116,600
GO, Rfdg	5.000	08/01/24	515	528,694
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg	5.000	06/15/27	2,200	2,658,858
Revenue, Junior Obligation, Rfdg	5.000	06/15/24	705	755,111
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,513,613
Series A, GO	4.000	01/01/22	75	75,000
Series A, GO	4.000	01/01/23	360	360,856
Series A, GO	5.000	04/01/22	1,000	1,011,458
Series C, GO, Rfdg	4.000	03/01/24	1,000	1,073,274
Series D, GO	5.000	11/01/23	2,260	2,443,274
Series D, GO	5.000	11/01/26	1,275	1,518,499

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	485,775
				44,808,574
Indiana 1.4%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	537,731

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana (cont’d.)
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000%	12/01/44	1,000	$1,173,039
Indiana Finance Authority,
Revenue, Green Bond Project, Series B, Rfdg	5.000	02/01/24	1,200	1,315,950
Revenue, Indiana University Health, Inc., Series A, Rfdg	5.000	12/01/25	1,195	1,398,654
Revenue, Power & Light Co. Project, Series A, Rfdg	1.400	08/01/29	1,000	993,854
				5,419,228
Iowa 0.7%
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	2,120	2,478,829
Kentucky 1.1%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	750	750,669
Kentucky Public Energy Authority,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,440	1,577,828
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,560	1,703,389
				4,031,886
Louisiana 1.1%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	104,244
GO, Rfdg	5.000	12/01/23	150	163,146
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	318,522
Revenue	5.000	06/01/24	200	220,694

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	509,386
Louisiana Public Facilities Authority,
Revenue, Ochsner Clinic Foundation Project, Rfdg	5.000	05/15/22	265	269,319
Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,214,247

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)

Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg, (Mandatory Put Date 07/01/24)	2.100%	06/01/37	200	$206,192
State of Louisiana, Grant Anticipation Revenue Vehicle	5.000	09/01/23	1,000	1,078,146
				4,083,896
Maryland 0.8%
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	384,800
Maryland State Transportation Authority, Revenue, Series A, Rfdg	5.000	07/01/28	1,115	1,417,400
State of Maryland Department of Transportation, Revenue, Series 2022-B, Rfdg(hh)	5.000	12/01/27	1,000	1,179,340
				2,981,540
Massachusetts 0.6%
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO	5.000	11/01/27	1,125	1,397,696
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	665	848,759
				2,246,455
Michigan 1.5%
Michigan Finance Authority,
Revenue, Local Government Loan Program, NATL, Series D-6, Rfdg	5.000	07/01/25	320	355,849
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	409,291
Revenue, Senior Series A, Class 1, Rfdg	4.000	06/01/23	100	104,918
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	607,643
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	500	622,312
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	500	635,223
Revenue,Trinity Health Credit Group, Series A, Rfdg	5.000	12/01/27	1,085	1,342,983

Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000	10/01/61	1,500	1,674,918
				5,753,137

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.2%
County of Warren, Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900%	09/01/32	250	$259,455
Mississippi Business Finance Corp., Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	526,623
				786,078
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series B, Rfdg, (Mandatory Put Date 05/01/26)	4.000	05/01/51	1,550	1,770,193
Revenue, BJC Health System, Series C, Rfdg, (Mandatory Put Date 05/01/28)	5.000	05/01/52	500	624,377

Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,247,805
				3,642,375
Nebraska 0.4%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,275	1,376,810
Nevada 0.3%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg	5.000	07/01/27	1,000	1,212,861
New Jersey 7.2%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series A, Rfdg	1.000	06/01/23	1,375	1,384,762
Revenue, American Water Co. Inc. Project, Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	504,387
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg	0.850	12/01/25	600	599,548
Revenue, Series XX, Rfdg	5.000	06/15/22	960	979,702
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	503,178
Revenue, State Appropriation, Series XX, Rfdg	5.000	06/15/24	420	465,038

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000%	07/01/24	400	$444,526
Revenue, Hackensack Meridian Health, Series A, Rfdg	5.000	07/01/25	540	623,997
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	450	535,452
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	532,424
New Jersey Transportation Trust Fund Authority,
Revenue, Series A, Rfdg	5.000	06/15/27	1,175	1,422,061
Revenue, Series AA, Rfdg(hh)	5.000	06/15/27	800	953,022
Revenue, Transportation Program, Series AA	5.000	06/15/22	895	913,367
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	597,715
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	315,135
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	605	672,165
Revenue, Series D, Rfdg	5.000	01/01/28	1,100	1,308,990
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.769(c)	01/01/24	1,000	1,018,389

State of New Jersey, COVID-19, Emergency Bonds, Series A, GO	5.000	06/01/26	5,200	6,146,704
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	1,895	2,161,465
Revenue, Series A, Rfdg	5.000	06/01/26	1,830	2,153,487
Revenue, Series A, Rfdg	5.000	06/01/27	2,115	2,555,573
				26,791,087
New Mexico 0.9%
City of Farmington, Revenue, 4 Corners Project, Rfdg	1.800	04/01/29	1,500	1,508,788
New Mexico Finance Authority, Revenue, Sub-Series A	5.000	06/15/28	1,430	1,798,651
				3,307,439
New York 6.1%
City of New York,
Fiscal 2008, Series J-5, GO	5.000	08/01/28	1,000	1,259,903
Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000	06/01/44	2,000	2,303,261

Long Island Power Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 09/01/26)	1.500	09/01/51	2,000	2,061,578

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

Metropolitan Transportation Authority, Revenue, Series F, Rfdg	5.000%	11/15/24	1,125	$1,263,241
New York City Industrial Development Agency, Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg	5.000	01/01/28	1,000	1,226,318
New York City Transitional Finance Authority, Revenue, Future Tax Secured, Sub-Bonds, Series D-1, Rfdg	5.000	11/01/28	1,210	1,535,925
New York City Water & Sewer System,
Revenue	5.000	06/15/28	750	906,964
Revenue, Second General Resolution, Series DD, Rfdg	5.000	06/15/26	1,515	1,808,001
New York State Dormitory Authority,
Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	230	256,220
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	845	938,837
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	895	994,390
Revenue, St John’s University, Series A, Rfdg	5.000	07/01/26	400	471,676

New York State Environmental Facilities Corp., Revenue, New York City Municipal Water Financing Authority Project, Sub-Series A, Rfdg	5.000	06/15/31	1,265	1,550,632
New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg	5.000	12/01/25	200	229,993
Port Authority of New York & New Jersey,
Revenue, Series 223, AMT, Rfdg	5.000	07/15/27	1,000	1,218,927
Revenue, Series 226, AMT, Rfdg	5.000	10/15/27	650	796,674
Triborough Bridge & Tunnel Authority,
Revenue, Senior Lien, Sub-Series B-2, Rfdg, (Mandatory Put Date 05/15/26)	5.000	05/15/50	1,000	1,183,155
Revenue, Series A-2, Rfdg, (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	1,051,160
Revenue, Sub-Series A, Bond Anticipation Notes	5.000	11/01/25	1,000	1,166,069
TSASC, Inc.,
Revenue, Series A, Rfdg	5.000	06/01/24	290	317,951
Revenue, Series A, Rfdg	5.000	06/01/25	100	113,289
				22,654,164
North Carolina 1.5%
Charlotte-Mecklenburg Hospital Authority, Revenue, Atriumn Health, Series B, (Mandatory Put Date 12/02/24)	5.000	01/15/50	1,000	1,124,103

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina (cont’d.)
North Carolina Medical Care Commission,
Revenue, Caromont Health, Series B, (Mandatory Put Date 02/01/26)	5.000%	02/01/51	450	$525,052
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/27	715	873,044
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/28	990	1,238,887

North Carolina Turnpike Authority, Revenue, Bond Anticipation Notes	5.000	02/01/24	1,660	1,809,406
				5,570,492
North Dakota 0.1%
Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	545,958
Ohio 3.5%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	224,153
American Municipal Power, Inc.,
Revenue, Fremont Energy Center Project, Series A, Rfdg	5.000	02/15/30	1,000	1,290,248
Revenue, Prairie State Energy Campus Project, Series A, Rfdg	5.000	02/15/30	2,025	2,612,662

Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,455	1,801,314
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,380,351
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	787,176

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	337,581
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	517,127
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375	02/01/26	750	755,722

Ohio Water Development Authority, Revenue	5.000	12/01/28	700	892,411

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
State of Ohio,
Common Schools, Series C, GO, Rfdg	5.000%	03/15/27	1,000	$1,219,652
Revenue, Cleveland Clinic Health System Obligation Group, Series B, Rfdg	5.000	01/01/28	1,100	1,364,993
				13,183,390
Oklahoma 1.1%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	502,382
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	916,353
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,346,422

Oklahoma Turnpike Authority, Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/29	1,000	1,274,901
				4,040,058
Pennsylvania 6.2%
Allegheny County Airport Authority, Revenue, Series A, AMT	5.000	01/01/26	1,600	1,860,756
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750	10/01/24	205	214,897
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	355	389,603

City of Philadelphia Airport, Revenue, Private Activity, AMT, Rfdg	5.000	07/01/27	1,125	1,359,483
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	1,980	2,193,986
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,160	1,330,866
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,235	1,431,164
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	590,287

Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	305	384,093
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	500	646,273
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	540,651
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	1,000	1,186,497

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

Pennsylvania Economic Development Financing Authority, Revenue, Waste Management Inc. Project, Series B, AMT, Rfdg, (Mandatory Put Date 11/02/26)	1.100%	06/01/31	1,250	$1,250,894
Pennsylvania Higher Educational Facilities Authority,
Revenue, University of Pennsylvania Health System	5.000	08/15/28	1,000	1,256,556
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	940	1,088,337
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,455	1,839,425
Revenue, Series A-2, Rfdg	5.000	12/01/26	1,515	1,825,542

Philadelphia Authority for Industrial Development, Revenue, The Children’s Hospital of Philadelphia Project, Series A, Rfdg	5.000	07/01/28	575	721,949
Philadelphia Gas Works Co.,
Revenue, Rfdg	5.000	08/01/25	420	482,143
Revenue, Sixteenth Series A, AGM	5.000	08/01/27	1,450	1,766,588

University of Pittsburgh of the Commonwealth System of Higher Education, Revenue, Rfdg	4.000	04/15/26	750	851,799
				23,211,789
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	(1.322)(s)	07/01/24	245	235,344
Rhode Island 1.0%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	550,065
Revenue, Series A, Rfdg	5.000	06/01/23	790	840,092
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,145,950
Revenue, Series A, Rfdg	5.000	06/01/28	240	270,077
				3,806,184
South Carolina 0.9%
County of Richland, Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,115	1,158,339
South Carolina Public Service Authority,
Revenue, Series A, Rfdg	5.000	12/01/26	625	750,713

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina (cont’d.)
South Carolina Public Service Authority, (cont’d.)
Revenue, Series C, Rfdg	5.000%	12/01/24	610	$691,018
Revenue, Series C, Rfdg	5.000	12/01/29	630	711,333
				3,311,403
Tennessee 0.8%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	572,720
Tennergy Corp., Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	2,000	2,314,259
				2,886,979
Texas 8.3%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	546,435
Board of Regents of the University of Texas System, Revenue, Series C, Rfdg	5.000	08/15/28	1,245	1,575,516
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	638,077
Revenue, Senior Lien, Series D, Rfdg	5.000	01/01/28	1,000	1,229,179
Revenue, Series C	5.000	01/01/27	565	657,226
Revenue, Sub-Series F, Bond Anticipation Notes	5.000	01/01/25	625	692,504

City of Dallas Hotel Occupancy, Tax Revenue, Rfdg	4.000	08/15/28	1,025	1,170,057
City of Houston Airport System,
Revenue, Sub-Lien, Series A, AMT, Rfdg, (Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,023,231
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,142,689

City of San Antonio Electric & Gas Systems, Revenue, Junior Lien, Series B, Rfdg	3.000	02/01/29	1,000	1,134,459
Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280	02/15/38	1,000	996,294
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	90	91,728
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	642,637
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	240,851
Dallas Fort Worth International Airport,
Revenue, Series A, Rfdg	5.000	11/01/25	1,030	1,201,809
Revenue, Series B, Rfdg	5.000	11/01/26	1,425	1,711,824

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000%	09/01/22	150	$154,284
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	160,615

Gulf Coast Authority, Revenue, ExxonMobil Project, FRDD	0.110(cc)	09/01/25	1,770	1,770,000
Harris County Cultural Education Facilities Finance Corp., Revenue, Baylor College of Medicine Medical Facility, Series A, Rfdg, (Mandatory Put Date 07/01/24)	0.719	11/15/46	1,000	1,009,480
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	15	15,052
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	498,309
Lower Colorado River Authority,
Revenue, AGM, Rfdg(hh)	5.000	05/15/28	1,150	1,422,336
Revenue, LCRA Transmission Services Corp. Project, Rfdg	5.000	05/15/27	500	608,677

New Caney Independent School District, Permanent School Fund Program, School Building, GO, (Mandatory Put Date 08/15/24)	1.250	02/15/50	650	663,487
North Texas Tollway Authority,
Revenue, First Tier, Series A, Rfdg	5.000	01/01/27	505	593,331
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	875	994,276
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/26	690	720,989
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/27	1,550	1,865,826
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	340	396,763
Revenue, Series A, Rfdg	5.000	01/01/26	2,050	2,239,232
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg	5.000	02/15/26	365	428,697
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	696,091

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	725	843,919
Texas Water Development Board, State Revolving Fund Revenue Bonds	5.000	08/01/28	1,000	1,264,652
				31,040,532

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 2.0%
County of Utah, Revenue, IHC Health Services, Inc., Series B, (Mandatory Put Date 08/01/26)	5.000%	05/15/60	3,315	$3,956,609
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/22	360	367,931
Revenue, Series A, AMT	5.000	07/01/23	535	570,297
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,369,279
Revenue, Series A, AMT	5.000	07/01/28	375	453,267
Revenue, Series A, AMT	5.000	07/01/28	500	618,611
				7,335,994
Virginia 1.3%
Hampton Roads Transportation Accountability Commission, Revenue, Senior Lien, Series A, Bond Anticipation Notes	5.000	07/01/26	2,900	3,461,211
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,003,293
Revenue, Elizabeth River Crossings Project, Senior Lien	4.250	07/01/22	225	229,072

Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	253,652
				4,947,228
Washington 2.7%
Central Puget Sound Regional Transit Authority, Revenue, Green Bond Project, Series S-1, Rfdg	5.000	11/01/28	1,000	1,272,810
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg, (Mandatory Put Date 11/01/26)	0.350	05/01/45	500	506,434
County of King, Series A, GO	5.000	01/01/28	1,110	1,383,390
Energy Northwest, Revenue, Project No. 1, Series A, Rfdg	5.000	07/01/26	1,300	1,551,805
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg	5.000	08/01/28	1,500	1,862,549
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,259,016

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)

University of Washington, Revenue, Forward Delivery, Series C, Rfdg	5.000%	04/01/26	1,500	$1,777,520
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg	5.000	07/01/28	375	460,314
				10,073,838
West Virginia 0.8%
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,039,351
Revenue, Appalachian Power Co. Project, Series A, Rfdg, (Mandatory Put Date 12/01/25)	0.625	12/01/38	1,500	1,482,749
Revenue, Wheeling Power Co. Mitchell Plant Project, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	502,865
				3,024,965
Wisconsin 0.3%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	527,018
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	355	362,352

Wisconsin Health & Educational Facilities Authority, Revenue, Children’s Hospital of Wisconsin, Rfdg	5.000	08/15/27	335	409,581
				1,298,951

TOTAL INVESTMENTS 101.3% (cost $373,826,445)				379,052,674
Liabilities in excess of other assets(z) (1.3)%				(4,854,695)

Net Assets 100.0%				$374,197,979

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
12	10 Year U.S. Treasury Notes	Mar. 2022	$1,565,625	$(12,746)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).